CONSOLIDATED STATEMENT OF FINANCIAL POSITION - GBP (£)	Dec. 31, 2017	Dec. 31, 2016
Non-current assets:
Goodwill	£ 441,000	£ 441,000
Intangible assets	1,969,000	1,877,000
Property, plant and equipment	16,000	14,000
Total non-current assets	2,426,000	2,332,000
Current assets:
Prepayments and other receivables	1,810,000	2,959,000
Current tax receivable	5,006,000	1,067,000
Short term investments	48,819,000	0
Cash and cash equivalents	31,443,000	39,785,000
Total current assets	87,078,000	43,811,000
Total assets	89,504,000	46,143,000
Capital and reserves attributable to equity holders:
Share capital	5,251,000	2,568,000
Share premium	118,862,000	58,526,000
Share-based payment reserve	5,022,000	2,103,000
Accumulated loss	(49,254,000)	(28,728,000)
Total equity	79,881,000	34,469,000
Current liabilities:
Derivative financial instrument	1,273,000	7,923,000
Trade and other payables	7,154,000	2,823,000
Tax payable—U.S. Operations	169,000	126,000
Total current liabilities	8,596,000	10,872,000
Non-current liabilities:
Assumed contingent obligation	875,000	802,000
Deferred income	152,000	0
Total non-current liabilities	1,027,000	802,000
Total equity and liabilities	£ 89,504,000	£ 46,143,000